WESTERN ASSET FUNDS, INC.

July 29, 2011

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

WESTERN ASSET GLOBAL MULTI-SECTOR PORTFOLIO

(formerly, Western Asset Global Strategic Income Portfolio)

Dated May 1, 2011

Effective June 9, 2011, Western Asset Global Strategic Income Portfolio has been renamed Western Asset Global Multi-Sector Portfolio.

As of August 1, 2011, Western Asset Global Multi-Sector Portfolio is commencing operations and the following changes to the fund’s Statement of Additional Information (“SAI”) take effect.

The following information replaces corresponding existing disclosure on the cover of the SAI:

Fund	Class	Ticker Symbol
Western Asset Global Multi-Sector Portfolio	FI
	I	WGMIX
	IS	WGMSX

The following information supplements existing disclosure in the SAI:

Effective June 9, 2011, Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) serve as Advisers to the fund under separate Investment Advisory Agreements between Legg Mason Partners Fund Advisor, LLC, one the one hand, and Western Singapore and Western Japan, respectively, on the other hand (the “Western Singapore Advisory Agreement” and the “Western Japan Advisory Agreement,” respectively). All existing disclosure in the SAI regarding the Western Singapore Advisory Agreement and Western Japan Advisory Agreement applies to the fund.

The information under the heading “Other Account Managed by Portfolio Managers” is supplemented with the following information:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
S. Kenneth Leech
As of June 30, 2011
Registered Investment Companies	8	$2,009,328,093	0	$0
Other pooled investment vehicle	12	$1,988,567,991	0	$0
Other accounts	37	$13,476,933,101	7	$2,405,275,479

Stephen A. Walsh
As of June 30, 2011
Registered Investment Companies	99	$156,496,129,409	0	$0
Other pooled investment vehicle	213	$112,851,003,044	7	$1,184,769,902
Other accounts	752	$177,797,726,196	80	$20,218,718,701

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Ryan Brist
As of June 30, 2011
Registered Investment Companies	12	$3,402,469,256	0	$0
Other pooled investment vehicle	4	$6,245,507,861	1	$69,151,303
Other accounts	22	$4,832,672,080	2	$297,511,705

Michael C. Buchanan
As of June 30, 2011
Registered Investment Companies	46	$31,776,824,707	0	$0
Other pooled investment vehicle	8	$4,335,098,479	0	$0
Other accounts	11	$1,792,333,238	0	$0

Ian R. Edmonds
As of June 30, 2011
Registered Investment Companies	1	$86,693,542	0	$0
Other pooled investment vehicle	8	$3,642,392,768	1	$141,749,455
Other accounts	4	$833,253,185	1	$379,394,318

Keith J. Gardner
As of June 30, 2011
Registered Investment Companies	40	$27,972,441,810	0	$0
Other pooled investment vehicle	6	$2,011,490,979	0	$0
Other accounts	1	$236,413,935	0	$0

This supplement should be retained with your SAI for future reference.

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